CONVERTIBLE NOTES PAYABLE – RELATED PARTY	12 Months Ended
Mar. 31, 2024
Convertible Notes Payable Related Party
CONVERTIBLE NOTES PAYABLE – RELATED PARTY

NOTE 13 – CONVERTIBLE NOTES PAYABLE – RELATED PARTY

Convertible notes payable consists of the following:

	Maturity	Interest	Conversion Price	As of March 31,
Issuance Date	Date	Rate	(per share)	2024	2023
June 2022	June 2024	8%	N/A	$-	$27,000,000
January 2024	July 2024	10%	See Note	250,000
March 2024	March 2027	6%	$0.0012	250,000	-
Total convertible notes payable				500,000	27,000,000
Unamortized debt discount and deferred financing costs				-	(2,172,914)
Change in fair value of embedded derivatives				87,303	-
Subtotal				587,303	24,827,086
Less: current portion of convertible notes payable				262,782	24,827,086
Long-term convertible notes payable				$324,521	$-

Note: The price for conversion of Principal Amount into shares of Common Stock shall be the average closing market price within last three trading days of the Common Stock form the date of Conversion Notice.

On April 5, 2021, the Company and DSSI entered into a Securities Purchase Agreement, pursuant to which the Company issued: (a) a Convertible Promissory Note in the principal amount of $30.0 million (the “Note”) in favor of DSSI, and (b) a detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, and DSSI loaned to the Company $30.0 million. DSSI, is a subsidiary of DSS, Inc. (“DSS”), and, together with DSS, is a shareholder of the Company. Under the terms of the Note, the Company agreed to pay to DSSI a loan Origination Fee of $3.0 million, payable in shares of the Company’s Class A Common Stock, at the rate of $0.20 per share. The Note bore interest at the annual rate of 8%, with a maturity date of April 5, 2024, subject to certain accelerated provisions upon the occurrence of an Event of Default, as was defined in the Note. At any time during the term of the Note, all or part of the Note, including the principal amount less unamortized prepaid interest, if any, plus any accrued interest could have been converted into shares of the Company’s Class A Common Stock at the rate of $0.20 per share, at the option of the holder. Interest on the Note was pre-payable annually in cash or in shares of the Company’s Class A Common Stock, at the option of the Company, except that interest for the first year was pre-payable in shares of the Company’s Class A Common Stock, at the rate of $0.20 per share. As further discussed below, the Note and the detachable Warrant were redeemed in June 2022.

On June 15, 2022, the Company and DSSI which, together with DSS, a major shareholder of the Company, entered into an agreement pursuant to which the Company issued, to DSSI: (a) a two-year Convertible, Advancing Promissory Note in the principal amount of $27.0 million (the “2022 Note”) in favor of DSSI and (b) a detachable Warrant to purchase up to 818,181,819 shares of the Company’s Class A Common Stock at the exercise price of $0.033 per share. The 2022 Note bore interest at the annual rate of 8%, was due and payable on demand or, if no demand, on May 1, 2024. At any time during the term of the 2022 Note, all or part of the Note may be converted into up to 818,181,819 shares of the Company’s Class A Common Stock, at the option of the holder. Under the terms of the agreement, the Company agreed to pay to DSSI a loan origination fee of $270,000. In addition, DSSI agreed to surrender to the Company all DSSI’s rights pursuant to: (a) a certain Convertible Promissory Note in the principal amount of $30.0 million issued by the Company in April 2021 in favor of DSSI, and (b) a certain detachable Warrant to purchase up to 150,000,000 shares of the Company’s Class A Common Stock, at $0.22 per share, issued concurrently with such $30.0 million note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized in additional paid in capital on the Company’s consolidated balance sheet. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a capital contribution of $2.0 million within additional paid-in capital in the Company’s consolidated financial statements.

In March 2023, the Company and DSSI entered into a Securities Exchange and Amendment Agreement pursuant to which the parties agreed to amend the 2022 Note by removing the conversion rights granted by the 2022 Note. The Company recognized the transaction with DSSI as a debt extinguishment in accordance with GAAP. Since DSSI is a related party, the difference between the fair value of the new equity instruments and the carrying value of the retired equity instruments was recognized as a deemed dividend of approximately $10.7 million on the Company’s consolidated financial statements.

Effective June 30, 2023, the Company and DSSI entered into two transactions, involving the sale of certain assets of the Company to DSSI, pursuant to which DSSI credited, in the aggregate, $641,790 to principal outstanding on the 2022 Note. In addition, effective June 30, 2023, DSSI also credited, in the aggregate, $546,000 in accrued interest due on the 2022 Note in connection with transactions involving the sale of certain assets to DSSI.

On August 31, 2023, the Company and DSSI executed a debt exchange agreement whereby DSSI cancelled the $27 million loan and accepted 26,000 shares of the Company’s Series D Preferred Stock, $0.0001 par value per share (“Preferred D Stock”) in exchange for the cancellation of the $27.0 million loan. Pursuant to the debt exchange agreement, the principal amount together with all unpaid interest, totaling $26,169,367 was deemed to be repaid. The holder of Preferred D Stock is entitled to receive dividends in cash valued at a rate of 25% per annum of the operating income of the Company. Any accrued and unpaid dividends shall be payable in cash commencing on August 31, 2024 and continuing each annual anniversary of such date on a perpetual basis.

On January 17, 2024, the Company executed a convertible promissory note for $250,000 with Alset Inc, a Texas corporation (“Alset”) and a shareholder of the Company. The convertible promissory note (“Alset Note”) bears a 10% interest per annum and had an origination fee of $25,000 which is payable in cash or convertible into common shares of the Company at the option of Alset. The note and related accrued interest shall be due and payable in full on the earliest of (i) six months from the date of issuance; (ii) the acceleration of the Alset Note upon an occurrence of an event of default (as defined in the Alset Note); (iii) the third business day after the holder has delivered the Company a written demand for payment of the Alset Note; or (iv) upon the Company’s successful listing on The Nasdaq Stock Market LLC. Alset may, at its option, at any time during the term of the Alset Note, redeem a portion or all amounts of outstanding principal amount, without incurring penalties, additional interest, or other fees or charges.

On March 18, 2024, the Company entered into a securities purchase agreement with HWH International Inc., a Delaware corporation (“HWH”) whereby the Company issued to HWH (i) a convertible promissory note in an aggregate principal amount of $250,000.00 which shall be convertible into 208,333,333 shares of the Company’s common stock at the option of HWH and (ii) a common stock purchase warrant agreement which shall be exercisable into up to 208,333,333 shares of the Company’s common stock for an aggregate purchase price of $250,000. The convertible promissory note (the “HWH Note”) bears a 6% interest per annum and had a commitment fee of $15,000. The note, together with any accrued interest reduced by any unamortized prepaid interest shall, at the discretion of HWH, either be repaid in cash and/or convert into shares of common stock of the Company at a conversion rate of $0.0012 per share; and it shall be due and payable in full on the earliest of: (i) the third anniversary of the note; (ii) the acceleration of the note upon the occurrence of an event of default (as defined in the note); or (iii) on the fifth business day after HWH has delivered to the Company a written demand for payment of this Note. The Company may, at its option, at any time during the term of the HWH Note, redeem a portion or all amounts of outstanding Principal Amount, without incurring penalties, additional interest, or other fees or charges. The purchase price of one share of common stock of the Company under this warrant shall be equal to $0.0012. The exercise period for each warrant will be five years from the date of this warrant.

During the fiscal year ended March 31, 2024, and 2023, interest expense associated with the Company’s convertible notes was approximately $0.2 million and $2.2 million, excluding amortization of debt discounts and deferred financing fees of approximately $2.0 million and $10.0 million, respectively. These amounts are included in interest expense, net, in our consolidated statements of operations.